Business Combinations - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 03, 2021
Assets Acquired:
Goodwill		$ 1,309,750	$ 1,278,453
P3 LLC
Assets Acquired:
Cash			5,301
Restricted Cash			54
Health plan receivables			47,733
Clinic fees and insurance receivables, net			426
Other receivables			1,881
Prepaid expenses and other current assets			939
Property and equipment	$ 7,875		7,875
Goodwill			1,278,453
Operating lease right of use assets			10,604
Total assets acquired			2,188,666
Liabilities assumed:
Accounts payable and accrued expenses			25,819
Accrued payroll			2,869
Health plan settlements payable			25,008
Claims payable			76,031
Premium deficiency reserve			11,559
Accrued interest			9,269
Current portion of long-term debt			301
Operating lease liability			6,211
Long-term debt, net of current portion			80,000
Total liabilities assumed			237,067
Net assets acquired			1,951,599
P3 LLC | Customer Relationships
Assets Acquired:
Definite lived intangible assets:			684,000
P3 LLC | Provider Network
Assets Acquired:
Definite lived intangible assets:			3,700
P3 LLC | Trademarks
Assets Acquired:
Definite lived intangible assets:			$ 147,700